Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)
Deferred tax assets
Allowance for credit losses	$ 10,369	$ 7,590
Lease liabilities	66,845	48,928	35,415
Net operating loss carry-forwards	150,781	110,364	226,384
Depreciation	7,421	5,432
Deferred tax liabilities
Right-of-use assets	(66,416)	(48,614)	(33,244)
Depreciation			(6,586)
Unbilled revenue	(560,836)	(410,507)	(800,352)
Deferred tax liabilities, net	$ (391,836)	$ (286,807)	$ (578,383)